Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 75,722	$ 106,036
Restricted cash	178	0
Accounts receivable	16,131	8,649
Prepaid expenses and other current assets	28,047	18,840
Current Assets	120,078	133,525
Property and Equipment, Net ($359,578 and $258,334 not subject to amortization at September 30, 2012 and December 31, 2011, respectively)	836,369	549,196
Goodwill	258,973	211,886
Other Assets	51,417	30,384
Total Assets	1,266,837	924,991
Current Liabilities:
Accounts payable	84,744	62,275
Current maturities of debt	12,500	12,350
Accrued expenses and other	23,680	20,549
Total Current Liabilities	120,924	95,174
Long-term Debt, Unclassified [Abstract]
Long-term debt	812,926	455,028
Deferred Taxes	111,806	115,759
Other Liabilities	72,338	61,248
Total Liabilities	1,117,994	727,209
Commitments and Contingencies
Series C Convertible Preferred Stock [Abstract]
Series C preferred stock: Liquidation preference - 37,000 and 37,000 shares at September 30, 2012 and December 31, 2011 respectively	43,703	43,703
Stockholders Equity:
Common stock; shares issued and outstanding - 46,658 and 37,663 shares at September 30, 2012 and December 31, 2011, respectively	47	38
Additional paid-in capital	492,603	420,412
Treasury stock, at cost - 72 and 72 shares at September 30, 2012 and December 31, 2011, respectively	(587)	(587)
Accumulated deficit	(386,923)	(265,784)
Total Stockholders Equity	105,140	154,079
Total Liabilities and Stockholders Equity	1,266,837	924,991
[SeriesBPreferredStockMember]
Stockholders Equity:
Series B preferred stock - Liquidation preference: $3,549 and $3,430 at September 30, 2012 and December 31, 2011, respectively	0	0
[SeriesCPreferredStockMember]
Series C Convertible Preferred Stock [Abstract]
Series C preferred stock: Liquidation preference - 37,000 and 37,000 shares at September 30, 2012 and December 31, 2011 respectively	$ 43,703	$ 43,703